Revenues from Contracts with Customers (Details) $ in Millions	3 Months Ended
	Mar. 31, 2018 USD ($) bcf / d item	Mar. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
Regasification Capacity | bcf / d	4.0
Operating and maintenance expense | $	$ 95	$ 50
TUA Customers [Member]
Disaggregation of Revenue [Line Items]
Regasification Capacity | bcf / d	2.0
Number Of Fixed Price Contracts | item	2
TUA Customer 1 [Member]
Disaggregation of Revenue [Line Items]
Regasification Capacity | bcf / d	1.0
Revenue, Performance Obligation, Fixed Consideration | $	$ 125
Long-term Purchase Commitment, Period	20 years
TUA Customer 2 [Member]
Disaggregation of Revenue [Line Items]
Regasification Capacity | bcf / d	1.0
Revenue, Performance Obligation, Fixed Consideration | $	$ 125
Long-term Purchase Commitment, Period	20 years
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	56.00%
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	100.00%
Regasification [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	3.00%
Partial TUA Regasification Capacity [Member]
Disaggregation of Revenue [Line Items]
Operating and maintenance expense | $	$ 8	$ 0